Commitments and Contingencies - Future Minimum Lease Payments (Details) - LendingClub Corp [Member] $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 15,092
2018	16,053
2019	15,621
2020	16,523
2021	16,778
Thereafter	40,423
Total	$ 120,490